CONVERTIBLE SENIOR NOTES - Classifications (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Debt Instrument [Line Items]
Convertible Senior Notes held by related party-current	¥ 522,744	$ 75,791	¥ 633,475
Convertible Senior Notes held by a third parties-current	77	11	633,475
Convertible senior notes, current	522,821	75,802	1,266,950
Convertible Senior Notes held by related party-non-current	522,744	75,791	955,097
Convertible senior notes, non-current	522,744	75,791	955,097
2024 Convertible Notes
Debt Instrument [Line Items]
Convertible Senior Notes held by related party-current			633,475
Convertible Senior Notes held by a third parties-current	77	11	633,475
2025 Convertible Notes
Debt Instrument [Line Items]
Convertible Senior Notes held by related party-current	522,744	75,791
Convertible Senior Notes held by related party-non-current	¥ 522,744	$ 75,791	¥ 955,097